Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 6,895	$ 6,643	$ 6,892	$ 13,538	$ 13,132
Interest expense from financial instruments measured at amortized cost	(6,805)	(6,909)	(7,080)	(13,715)	(13,132)
Net interest income from financial instruments measured at fair value through profit or loss and other	1,495	1,594	910	3,089	1,528
Total net interest income	1,584	1,328	722	2,912	1,528
Other net income from financial instruments measured at fair value through profit or loss	3,374	3,924	3,271	7,298	6,216
Fee and commission income	7,179	7,280	6,190	14,459	11,797
Fee and commission expense	(653)	(650)	(589)	(1,303)	(1,047)
Net fee and commission income	6,526	6,630	5,601	13,156	10,750
Other income	150	281	306	432	515
Total revenues	11,635	12,163	9,900	23,798	19,008
Credit loss expense / (release)	152	124	84	275	136
Personnel expenses	5,649	5,910	4,797	11,559	8,958
General and administrative expenses	4,228	4,077	4,584	8,305	7,570
Depreciation, amortization and impairment of non-financial assets	744	714	631	1,458	1,162
Operating expenses	10,621	10,701	10,012	21,322	17,689
Operating profit / (loss) before tax	862	1,339	(196)	2,201	1,183
Tax expense / (benefit)	(336)	303	28	(32)	393
Net profit / (loss)	1,198	1,035	(224)	2,233	790
Net profit / (loss) attributable to non-controlling interests	6	7	40	13	48
Net profit / (loss) attributable to shareholders	$ 1,192	$ 1,028	$ (264)	$ 2,220	$ 742